CAPITAL STOCK - Disclosure of detailed information about share capital, reserves and other equity interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Stock [Line Items]
Balance, beginning of year	$ 94,341	$ 39,254
Share-based compensation, stock options	2,545	4,441
Stock options exercised, reallocated to capital stock	3,546	797
Balance, end of year	149,000	94,341
Share-based payment reserve [Member]
Disclosure Of Capital Stock [Line Items]
Balance, beginning of year	8,668	4,769
Share-based compensation, stock options	2,545	4,441
Stock options exercised, reallocated to capital stock	(2,199)	(479)
Stock options forfeited, reallocated to deficit	(36)	(63)
Balance, end of year	$ 8,978	$ 8,668